Other Current Assets	12 Months Ended
Jun. 30, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	6. OTHER CURRENT ASSETS
	Years Ended June 30,
	2024	2023

Prepayments	2,315,632	2,569,522
Other	40,668	39,764
Total	2,356,300	2,609,286